Goodwill and other intangible assets - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Goodwill, at cost			$ 10,071
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	$ 9,671	$ 10,053
Goodwill acquired during the year	12	34	9
Goodwill allocated to disposals	(105)	(24)
Exchange rate differences	(77)	(392)
Goodwill at the closing balance	9,501	9,671	10,053
Electrification Products
Goodwill
Goodwill, at cost			2,970
Goodwill at the opening balance	2,771	2,970
Goodwill acquired during the year		4
Exchange rate differences	(4)	(203)
Goodwill at the closing balance	2,767	2,771	2,970
Discrete Automation and Motion
Goodwill
Goodwill, at cost			3,766
Goodwill at the opening balance	3,698	3,766
Goodwill acquired during the year	12	24
Exchange rate differences	(49)	(92)
Goodwill at the closing balance	3,661	3,698	3,766
Process Automation
Goodwill
Goodwill, at cost			1,546
Goodwill at the opening balance	1,518	1,546
Goodwill acquired during the year		6
Exchange rate differences	(13)	(34)
Goodwill at the closing balance	1,505	1,518	1,546
Power Grids
Goodwill
Goodwill, at cost			1,748
Goodwill at the opening balance	1,663	1,748
Goodwill allocated to disposals	(105)	(23)
Exchange rate differences	(11)	(62)
Goodwill at the closing balance	1,547	1,663	1,748
Corporate and Other
Goodwill
Goodwill, at cost			41
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	21	23
Goodwill allocated to disposals		(1)
Exchange rate differences		(1)
Goodwill at the closing balance	$ 21	$ 21	$ 23